Variable Interest Entities (Tables)	9 Months Ended
Sep. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Sale and Leaseback Arrangement
A summary of this sale and lease back arrangement, including repurchase options and obligations as of September 30, 2016 is provided below:

Vessel	Effective from	Sales value (in $ millions)	First repurchase option (in $ millions)	Date of first repurchase option	Repurchase obligation at end of lease term (in $ millions)	End of lease term
Golar Seal	March 2016	203.0	132.8	March 2021	87.4	March 2026

Summary of Bareboat Charters
A summary of our payment obligations (excluding repurchase options and obligations) under the bareboat charters with the lessor VIEs as of September 30, 2016, are shown below:

(in thousands of $)	2016 (1)	2017	2018	2019	2020	2021+
Golar Glacier	4,310	17,100	17,100	17,100	17,147	64,185
Golar Kelvin	4,310	17,100	17,100	17,100	17,147	66,996
Golar Snow	4,310	17,100	17,100	17,100	17,147	66,996
Golar Ice	4,310	17,100	17,100	17,100	17,147	69,900
Golar Tundra (2)(3)	5,323	20,910	20,446	19,934	19,466	87,051
Golar Seal	3,694	15,151	15,151	15,193	15,151	75,797

(1) For the three months ended December 31, 2016.
(2) As a result of the sale of the Golar Tundra to Golar Partners in May 2016 (see "Tundra Corp VIE" below), the payment obligations under the bareboat charter with the Golar Tundra lessor VIE are borne by Golar Partners. However, by virtue of the put option contained within the sale and purchase arrangements, we will continue to consolidate the Golar Tundra related entities until the charter with WAGL commences.
(3) This includes variable rental payments due under the lease based on an assumed LIBOR of 0.39% plus margin.

Schedule of Assets and Liabilities of Lessor VIEs
The assets and liabilities of these lessor VIEs that most significantly impact our consolidated balance sheet as of September 30, 2016 and December 31, 2015, are as follows:

(in thousands of $)	Golar Glacier	Golar Kelvin	Golar Snow	Golar Ice	Golar Tundra	Golar Seal	September 30, 2016	December 31, 2015
Assets							Total	Total
Restricted cash and short-term receivables	22,718	29,936	16,620	11,350	—	7,596	88,220	35,450
Restricted cash and short-term receivables - held-for-sale current assets (1)	—	—	—	—	1,894	—	1,894	3,618
	22,718	29,936	16,620	11,350	1,894	7,596	90,114	39,068

Liabilities
Debt:
Short-term interest bearing debt*	40,906	182,540	31,081	167,706	—	—	422,233	408,978
Long-term interest bearing debt - current portion*	7,650	—	8,000	—	—	5,793	21,443	15,650
Long-term interest bearing debt - non-current portion*	132,849	—	138,888	—	—	151,326	423,063	285,700
Long-term interest bearing debt - held-for-sale (1) *	—	—	—	—	210,545	—	210,545	201,725
	181,405	182,540	177,969	167,706	210,545	157,119	1,077,284	912,053

(1) The assets and liabilities relating to the Golar Tundra lessor VIE have been reclassified as held-for-sale in connection with the sale of our interests in the companies that own and operate the vessel to Golar Partners.
* These are net of deferred financing costs.